Retained Earnings, Legal Reserve and Dividends	12 Months Ended
Mar. 31, 2023
Equity [Abstract]
Retained Earnings, Legal Reserve and Dividends	RETAINED EARNINGS, LEGAL RESERVE AND DIVIDENDS
In addition to the Companies Act, Japanese banks, including MUFG Bank and Mitsubishi UFJ Trust and Banking, are required to comply with the Banking Law of Japan (the “Banking Law”).
Legal Reserve Set Aside as Appropriation of Retained Earnings and Legal Capital Surplus
Under the Companies Act
The Companies Act provides that an amount at least equal to 10% of the aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash outlays applicable to each period shall be appropriated and set aside as a legal reserve until the aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus equals 25% of stated capital as defined in the Companies Act.
Under the Banking Law
The Banking Law provides that an amount at least equal to 20% of the aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash outlays applicable to each fiscal year shall be appropriated and set aside as a legal reserve until the aggregate amount of legal reserve set aside as appropriation of retained earnings and the legal capital surplus equals 100% of stated capital as defined in the Companies Act.
Transfer of Legal Reserve
Under the Companies Act
Under the Companies Act, Japanese companies, including MUFG, were permitted, pursuant to a resolution by the shareholders at a general meeting, to make legal reserve set aside as appropriation of retained earnings and legal capital surplus available for dividends until the aggregate amount of the legal reserve and legal capital surplus equals 25% of stated capital as defined in the Companies Act.
Under the Companies Act, Japanese companies, including MUFG, MUFG Bank and Mitsubishi UFJ Trust and Banking, are permitted, primarily pursuant to a resolution by the shareholders at a general meeting, to transfer legal capital surplus and legal reserve to stated capital and/or retained earnings without limitations of thresholds, thereby effectively removing the thresholds provided for in the Companies Act and Banking Law at the company’s discretion.
Under the Banking Law
Under the Banking Law, Japanese banks, including MUFG Bank and Mitsubishi UFJ Trust and Banking, were permitted, pursuant to a resolution by the shareholders at a general meeting, to set aside a legal reserve as an appropriation of retained earnings and legal capital surplus available for dividends until the aggregate amount of the legal reserve and legal capital surplus equals 100% of stated capital as defined in the Companies Act.
Unappropriated Retained Earnings and Dividends
In addition to the provision that requires an appropriation for legal reserve as described above, the Companies Act and the Banking Law impose certain limitations on the amount available for dividends.
Under the Companies Act, the amount available for dividends is based on the amount recorded in MUFG’s general books of account maintained in accordance with Japanese GAAP. The adjustments included in the accompanying consolidated financial statements but not recorded in MUFG’s general books of account, as explained in Note 1, have no effect on the determination of retained earnings available for dividends under the Companies Act. Under the Banking Law, MUFG, MUFG Bank and Mitsubishi UFJ Trust and Banking have to meet the minimum capital adequacy requirements and distributions of retained earnings of MUFG, MUFG Bank and Mitsubishi UFJ Trust and Banking, which are otherwise distributable to shareholders, are restricted in order to maintain the minimum capital requirements.
MUFG, formerly known as Mitsubishi Tokyo Financial Group, was established on April 2, 2001 with common stock of ¥924,400 million, preferred stock of ¥222,100 million, legal capital surplus of ¥2,838,693 million and no retained earnings in accordance with the Commercial Code of Japan (“the Code”), which was replaced by the Companies Act, and Japanese GAAP.
On October 1, 2005, MUFG started with common stock and preferred stock of ¥1,383,052 million, a legal capital surplus of ¥3,577,570 million and retained earnings of ¥757,458 million in accordance with the Code and Japanese GAAP.
MUFG’s amount available for dividends, at March 31, 2023, was ¥4,214,685 million, which is based on the amount recorded in MUFG’s general books of account under Japanese GAAP.
Annual dividends, including those for preferred stock, are approved by the shareholders at an annual general meeting held subsequent to the fiscal year to which the dividends are applicable. In addition, a semi-annual interim dividend payment may be made by resolution of the Board of Directors, subject to limitations imposed by the Companies Act and the Banking Law.
In the accompanying consolidated statements of equity, dividends and appropriations to legal reserve shown for each fiscal year represent dividends approved and paid during the fiscal year and the related appropriation to legal reserve.